UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019 – December 31, 2019

Item 1.  Schedule of Investments.

BAYWOOD VALUEPLUS FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019

Shares	Security Description	Value
Common Stock - 96.5%
Basic Materials - 5.7%
1,666	Corteva, Inc.	$49,247
533	Dow, Inc.	29,171
366	DuPont de Nemours, Inc.	23,497
1,460	Nutrien, Ltd.	69,949
		171,864
Capital Goods / Industrials - 6.9%
600	Cummins, Inc.	107,376
500	Eaton Corp. PLC	47,360
1,300	Johnson Controls International PLC	52,923
		207,659
Communication Services - 4.9%
1,400	Comcast Corp., Class A	62,958
1,400	Verizon Communications, Inc.	85,960
		148,918
Consumer Discretionary - 7.4%
1,200	Kontoor Brands, Inc.	50,388
600	Lear Corp.	82,320
700	Target Corp.	89,747
		222,455
Consumer Staples - 7.5%
200	Kimberly-Clark Corp.	27,510
1,100	Molson Coors Brewing Co., Class B	59,290
500	Mondelez International, Inc., Class A	27,540
300	PepsiCo., Inc.	41,001
600	Walmart, Inc.	71,304
		226,645
Energy - 12.3%
700	Chevron Corp.	84,357
1,500	ConocoPhillips	97,545
2,400	Equinor ASA, ADR	47,784
700	Phillips 66	77,987
1,600	Schlumberger, Ltd.	64,320
		371,993
Financials - 18.9%
2,100	American International Group, Inc.	107,793
300	Ameriprise Financial, Inc.	49,974
700	BOK Financial Corp.	61,180
1,200	Citigroup, Inc.	95,868
700	Fidelity National Financial, Inc.	31,745
1,500	MetLife, Inc.	76,455
900	Morgan Stanley	46,008
800	Prosperity Bancshares, Inc.	57,512
700	U.S. Bancorp	41,503
		568,038
Health Care - 14.3%
800	AbbVie, Inc.	70,832
300	Amgen, Inc.	72,321
1,000	AstraZeneca PLC, ADR	49,860
500	Cardinal Health, Inc.	25,290
600	CVS Health Corp.	44,574
800	Gilead Sciences, Inc.	51,984
1,200	Koninklijke Philips NV, ADR	58,560
500	Medtronic PLC	56,725
		430,146
Real Estate - 5.3%
2,400	Brookfield Property REIT, Inc., Class A	44,268
6,230	VEREIT, Inc. REIT	57,565
1,200	VICI Properties, Inc. REIT	30,660
900	Weyerhaeuser Co. REIT	27,180
		159,673

Shares	Security Description	Value
Technology - 8.1%
1,800	Cisco Systems, Inc.	$86,328
800	Intel Corp.	47,880
1,000	NetApp, Inc.	62,250
500	TE Connectivity, Ltd.	47,920
		244,378
Transportation - 3.3%
3,100	Seaspan Corp.	44,051
300	Union Pacific Corp.	54,237
		98,288
Utilities - 1.9%
700	Dominion Energy, Inc.	57,974
Total Common Stock (Cost $2,405,738)		2,908,031

Shares	Security Description	Value
Money Market Fund - 3.5%
104,866	Federated Government Obligations Fund, Institutional Class, 1.48% (a)
	(Cost $104,866)	104,866
Investments, at value - 100.0% (Cost $2,510,604)		$3,012,897
Other Assets & Liabilities, Net - 0.0%		1,178
Net Assets - 100.0%		$3,014,075

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

BAYWOOD VALUEPLUS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2019

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,908,031
Level 2 - Other Significant Observable Inputs	104,866
Level 3 - Significant Unobservable Inputs	–
Total	$3,012,897

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

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BAYWOOD SOCIALLYRESPONSIBLE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019

Shares	Security Description	Value
Common Stock - 96.0%
Basic Materials - 4.0%
2,800	Nutrien, Ltd.	$134,148
2,400	The Mosaic Co.	51,936
		186,084
Capital Goods / Industrials - 4.3%
500	Cummins, Inc.	89,480
2,000	Sensata Technologies Holding PLC (a)	107,740
		197,220
Communication Services - 10.9%
3,000	CenturyLink, Inc.	39,630
2,000	Comcast Corp., Class A	89,940
3,800	Discovery, Inc., Class C (a)	115,862
900	The Walt Disney Co.	130,167
2,100	Verizon Communications, Inc.	128,940
		504,539
Consumer Discretionary - 7.4%
1,200	Aptiv PLC	113,964
2,400	Kontoor Brands, Inc.	100,776
8,100	TRI Pointe Group, Inc. (a)	126,198
		340,938
Consumer Staples - 4.2%
2,000	Mondelez International, Inc., Class A	110,160
600	PepsiCo., Inc.	82,002
		192,162
Energy - 5.4%
1,000	Core Laboratories NV	37,670
4,800	Devon Energy Corp.	124,656
2,200	Schlumberger, Ltd.	88,440
		250,766
Financials - 21.1%
3,300	Air Lease Corp.	156,816
1,300	American Express Co.	161,837
2,500	American International Group, Inc.	128,325
3,900	Bank of America Corp.	137,358
1,600	BOK Financial Corp.	139,840
3,189	Brookfield Asset Management, Inc., Class A	184,324
2,600	Radian Group, Inc.	65,416
		973,916
Health Care - 16.0%
300	Amgen, Inc.	72,321
1,300	AstraZeneca PLC, ADR	64,818
600	Becton Dickinson and Co.	163,182
900	Gilead Sciences, Inc.	58,482
2,200	Koninklijke Philips NV, ADR	107,360
400	Laboratory Corp. of America Holdings (a)	67,668
800	Medtronic PLC	90,760
300	Regeneron Pharmaceuticals, Inc. (a)	112,644
		737,235
Real Estate - 5.0%
4,500	Brookfield Property Partners LP	82,260
9,000	VEREIT, Inc. REIT	83,160
2,100	Weyerhaeuser Co. REIT	63,420
		228,840
Technology - 12.0%
3,000	Cisco Systems, Inc.	143,880
4,100	Corning, Inc.	119,351
1,800	Intel Corp.	107,730
1,100	NetApp, Inc.	68,475
900	NXP Semiconductors NV	114,534
		553,970

Shares	Security Description	Value
Transportation - 5.7%
6,600	AP Moller - Maersk A/S, ADR	$47,388
9,000	Seaspan Corp.	127,890
500	Union Pacific Corp.	90,395
		265,673
Total Common Stock (Cost $3,394,716)		4,431,343

Shares	Security Description	Value
Money Market Fund - 3.9%
181,446	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 1.52% (b)
	(Cost $181,446)	181,446
Investments, at value - 99.9% (Cost $3,576,162)		$4,612,789
Other Assets & Liabilities, Net - 0.1%		3,920
Net Assets - 100.0%		$4,616,709

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,431,343
Level 2 - Other Significant Observable Inputs	181,446
Level 3 - Significant Unobservable Inputs	–
Total	$4,612,789

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

1

BAYWOOD SOCIALLYRESPONSIBLE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019

Shares	Security Description	Value
Common Stock - 96.6%
Argentina - 4.4%
10,900	Adecoagro SA (a)	$91,233
7,800	Banco BBVA Argentina SA, ADR	43,446
2,500	Banco Macro SA, ADR	90,625
83,757	Bolsas y Mercados Argentinos SA (b)	358,590
15,217	Grupo Clarin SA, GDR (a)(b)(c)	13,391
2,650	YPF SA (b)	30,250
		627,535
Bangladesh - 6.3%
673,939	Beximco Pharmaceuticals, Ltd., GDR	410,642
1,008,174	Golden Harvest Agro Industries, Ltd.	228,010
21,571	GrameenPhone, Ltd.	72,619
6,604	Youngone Corp.	195,588
		906,859
Colombia - 2.8%
4,300	Bancolombia SA, ADR	235,597
126,862	CEMEX Latam Holdings SA (a)	169,999
		405,596
Cyprus - 1.4%
149,757	Bank of Cyprus Holdings PLC (a)	198,219
Egypt - 4.7%
12,035	Commercial International Bank Egypt SAE	62,252
125,694	Egyptian Financial Group-Hermes Holding Co.	132,899
35,501	Egyptian International Pharmaceuticals EIPICO	147,025
171,940	ElSewedy Electric Co.	123,197
19,331	Integrated Diagnostics Holdings PLC (d)	77,324
199,817	Oriental Weavers	131,468
		674,165
Estonia - 1.5%
201,997	Tallink Grupp AS	221,142
Georgia - 4.6%
10,603	Bank of Georgia Group PLC	228,227
18,358	Georgia Capital PLC (a)	224,203
12,478	TBC Bank Group PLC	214,868
		667,298
Iceland - 2.5%
2,724,877	Kvika banki hf	238,120
564,359	Origo HF (a)	123,295
		361,415
Kazakhstan - 4.7%
39,811	Halyk Savings Bank of Kazakhstan JSC, GDR	531,477
23,797	KCell JSC, GDR	142,306
		673,783
Kenya - 4.8%
437,700	Equity Group Holdings PLC	231,050
430,800	KCB Group, Ltd.	229,533
731,000	Safaricom PLC	227,198
		687,781
Kuwait - 9.4%
30,760	Humansoft Holding Co. KSC	305,571
146,747	Mabanee Co. SAK	438,015
104,625	Mobile Telecommunications Co. KSC	207,042
115,933	National Bank of Kuwait SAKP	409,130
		1,359,758
Lithuania - 1.5%
393,384	Siauliu Bankas AB	223,277
Mauritius - 1.6%
25,900	MCB Group, Ltd.	227,293

Shares	Security Description	Value
Nigeria - 4.6%
4,891,653	Guaranty Trust Bank PLC	$400,314
5,255,882	Zenith Bank PLC	269,369
		669,683
Pakistan - 4.5%
75,950	Lucky Cement, Ltd.	210,099
133,600	MCB Bank, Ltd.	176,799
38,852	NetSol Technologies, Inc. (a)	155,408
111,000	Oil & Gas Development Co., Ltd.	102,008
		644,314
Peru - 6.3%
129,196	Alicorp SAA, Class C	358,770
1,700	Credicorp, Ltd.	362,321
285,269	Ferreycorp SAA	188,572
		909,663
Philippines - 9.3%
4,204,300	Cosco Capital, Inc. (c)	567,823
3,435,600	Megaworld Corp.	272,026
214,117	Metropolitan Bank & Trust Co.	280,303
19,141,000	STI Education Systems Holdings, Inc. (c)	226,767
		1,346,919
Romania - 4.2%
495,741	Banca Transilvania SA	301,375
82,100	BRD-Groupe Societe Generale SA	304,658
		606,033
Senegal - 1.6%
8,000	Sonatel SA	232,494
Slovenia - 0.8%
1,400	Krka dd Novo mesto	114,952
Sri Lanka - 3.0%
463,819	John Keells Holdings PLC	428,593
Ukraine - 2.1%
31,184	MHP SE, GDR	302,485
United Arab Emirates - 0.6%
948,036	Gulf Marine Services PLC (a)(c)	91,546
Vietnam - 9.4%
1,374,000	CP Pokphand Co., Ltd.	112,850
116,600	FPT Corp.	293,356
41,654	LS Cable & System Asia, Ltd. (a)	288,871
128,520	Military Commercial Joint Stock Bank	115,362
185,628	PetroVietnam Technical Services Corp.	140,187
37,350	Taseco Air Services JSC	137,005
139,500	Vietnam Engine & Agricultural Machinery Corp.	270,903
		1,358,534
Total Common Stock (Cost $16,162,880)		13,939,337
Investment Company - 2.1%
1,066,612	Fondul Proprietatea SA
	(Cost $238,367)	302,347
Exchange Traded Fund - 3.5%
98,000	iShares COLCAP ETF
	(Cost $454,812)	500,847
Investments, at value - 102.2% (Cost $16,856,059)		$14,742,531
Other Assets & Liabilities, Net - (2.2)%		(316,634)
Net Assets - 100.0%		$14,425,897

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
1

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $402,231 or 2.8% of net assets.
(c)	All or a portion of this security is illiquid.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $77,324 or 0.5% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Argentina	$225,304	$402,231	$–	$627,535
Bangladesh	906,859	$–	$–	906,859
Colombia	405,596	–	–	405,596
Cyprus	198,219	–	–	198,219
Egypt	674,165	–	–	674,165
Estonia	221,142	–	–	221,142
Georgia	667,298	–	–	667,298
Iceland	361,415	–	–	361,415
Kazakhstan	673,783	–	–	673,783
Kenya	687,781	–	–	687,781
Kuwait	1,359,758	–	–	1,359,758
Lithuania	223,277	–	–	223,277
Mauritius	227,293	–	–	227,293
Nigeria	669,683	–	–	669,683
Pakistan	644,314	–	–	644,314
Peru	909,663	–	–	909,663
Philippines	1,346,919	–	–	1,346,919
Romania	606,033	–	–	606,033
Senegal	232,494	–	–	232,494
Slovenia	114,952	–	–	114,952
Sri Lanka	428,593	–	–	428,593
Ukraine	302,485	–	–	302,485
United Arab Emirates	91,546	–	–	91,546

	Level 1	Level 2	Level 3	Total
Investments at Value (continued)
Vietnam	$1,358,534	$–	$–	$1,358,534
Investment Company	302,347	–	–	302,347
Exchange Traded Fund	500,847	–	–	500,847
Investments at Value	$14,340,300	$402,231	$–	$14,742,531

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 14, 2020

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 14, 2020